PENSION PLANS AND OTHER POST-EMPLOYMENT BENEFITS - Changes in amount net of liability (asset) of defined benefit, net (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
PENSION PLANS AND OTHER POST-EMPLOYMENT BENEFITS
Balance at the beginning of the year	R$ 668,481	R$ 522,105
Business combinations	1,994
Expenses	81,773	68,619
Sponsor contributions	(25,761)	(15,734)
Amounts recognized in OCI	201,660	93,491
Distribution of reserves	5,981
Balance at the end of the year	934,128	668,481
Actuarial assets per balance sheet	(220,939)	(10,997)
Actuarial liabilities per balance sheet	1,155,067	679,478
Post-retirement pension plans
PENSION PLANS AND OTHER POST-EMPLOYMENT BENEFITS
Balance at the beginning of the year	68,368	67,148
Expenses	8,868	9,005
Sponsor contributions	(8,776)	(9,874)
Amounts recognized in OCI	(213,186)	2,089
Distribution of reserves	5,981
Balance at the end of the year	(138,745)	68,368
Actuarial assets per balance sheet	(220,939)	(10,997)
Actuarial liabilities per balance sheet	82,194	79,365
Post-retirement health plans
PENSION PLANS AND OTHER POST-EMPLOYMENT BENEFITS
Balance at the beginning of the year	600,113	454,957
Business combinations	1,994
Expenses	72,905	59,614
Sponsor contributions	(16,985)	(5,860)
Amounts recognized in OCI	414,846	91,402
Balance at the end of the year	1,072,873	600,113
Actuarial liabilities per balance sheet	R$ 1,072,873	R$ 600,113